COMMITMENTS	12 Months Ended
Dec. 31, 2018
Statements Line Items
COMMITMENTS [Text Block]

NOTE 17 – COMMITMENTS

The following is a summary of the Company’s undiscounted contractual obligations and commitments as at December 31, 2018:

	Payments Due by Period
	1 Year	2-3 Years	4-5 Years	Total
	$	$	$	$
Debt repayments(1)	1,000	-	7,020	8,020
Interest payments(2)	50	-	-	50
Operating leases	75	17	-	92
	1,125	17	7,020	8,162

(1)	Short-term and long-term loans from related parties and convertible debt
(2)	Fixed interest payments on loan from related parties of $1,000,000